Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Dilutive Common Stock Equivalents (Details) - shares		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive common stock equivalents		9,231,384	8,093,044
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive common stock equivalents
Convertible Notes Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive common stock equivalents	[1]	6,227,340	8,050,000
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive common stock equivalents		3,000,044	39,044
Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive common stock equivalents		4,000	4,000

[1]	6,227,340 shares of our common stock issuable upon conversion of $1,294,268 of Convertible Notes Payable as of December 31, 2020, not accounting for 4.99% beneficial ownership limitations.